Balance Sheet Components - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid expenses	$ 300,063	$ 312,239
Inventory purchase deposit	5,000,000	5,000,000
Production deposit	336,643	336,643
Other current assets	1,693	712
Total	$ 5,638,399	$ 5,649,594